Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (amounts in thousands) as of:

	October 31, 2020	February 1, 2020	November 2, 2019
Accrued interest	$6,996	$7,835	$3,261
Accrued personnel costs	72,995	54,065	41,237
Accrued professional fees	6,041	2,451	2,787
Accrued sales and use tax	18,590	12,651	18,041
Accrued self-insurance	13,136	14,107	13,912
Deferred revenue - gift cards and other	54,557	70,220	49,603
Income taxes payable	19,197	4,941	4,575
Interest rate swaps	5,746	6,129	5,184
Property taxes	49,679	16,919	50,066
Sales return allowance	5,000	5,500	5,500
Other	22,675	16,563	25,826

Accrued expenses and other current liabilities	$274,612	$211,381	$219,992

New Academy Holding Company, LLC
Accrued Expenses and Other Current Liabilities
9.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (amounts in thousands) as of:

	February 1, 2020	February 2, 2019
Accrued personnel costs	$54,065	$36,955
Accrued interest	7,835	3,574
Accrued sales and use tax	12,651	7,521
Accrued self-insurance	14,107	14,632
Property taxes	16,919	16,941
Deferred revenue—gift cards and other	70,220	67,527
Sales return allowance	5,500	5,800
Other	30,084	31,191

Accrued expenses and other current liabilities	$211,381	$184,141